ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio

AST High Yield Portfolio

AST Prudential Core Bond Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST Prudential Growth Allocation Portfolio

Supplement dated October 16, 2015
to the Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust and the series thereof, the Portfolios) and should be retained for future reference. The Portfolios referenced herein may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and the SAI.

In an effort to further enhance the trading capabilities of the Portfolios, the Board of Trustees has approved the addition of Pramerica Investment Management Limited (PIML), an indirect, wholly-owned subsidiary of Prudential Investment Management, Inc. (PIM), as a sub-subadviser to the AST Advanced Strategies Portfolio, AST High Yield Portfolio, AST Prudential Core Bond Portfolio, AST Prudential Flexible Multi-Strategy Portfolio and AST Prudential Growth Allocation Portfolio. PIM will continue to serve as subadviser to these Portfolios, with PIML providing investment advisory services with respect to securities in certain foreign markets.

This change is expected to become effective on or about November 23, 2015.

To reflect this change, the Prospectus and the SAI are revised as follows:

I.	References to Prudential Investment Management, Inc. are hereby replaced with Prudential Investment Management, Inc./Pramerica Investment Management Limited in the “MANAGEMENT OF THE PORTFOLIO” section of the summary section of the Prospectus related to the AST Advanced Strategies Portfolio, AST High Yield Portfolio, AST Prudential Core Bond Portfolio, AST Prudential Flexible Multi-Strategy Portfolio and AST Prudential Growth Allocation Portfolio.

II.	In the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – INVESTMENT SUBADVISERS”, the following is hereby added:

Pramerica Investment Management Limited (PIML), an indirect wholly-owned subsidiary of Prudential Investment Management, Inc. PIML is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PIML provides investment advisory services with respect to securities in certain foreign markets. As of June 30, 2015, PIML managed approximately $13.7 billion in assets.

III.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the AST Advanced Strategies Portfolio, AST High Yield Portfolio, AST Prudential Core Bond Portfolio, AST Prudential Flexible Multi-Strategy Portfolio and AST Prudential Growth Allocation Portfolio with the information set forth below:

Portfolio	Subadviser	Fee Rate*
Advanced Strategies Portfolio	Brown Advisory, LLC	0.30% of average daily net assets to $500 million;
0.25% of average daily net assets over $500 million to $1 billion; and
0.20% of average daily net assets over $1 billion
(domestic large cap growth category)
	Loomis Sayles & Company, L.P.	0.25% of average daily net assets (domestic large cap growth category)
T. Rowe Price Associates, Inc.	Sleeve average daily net assets up to $100 million:
0.50% of average daily net assets to $50 million; and
0.45% of average daily net assets over $50 million to $100 million
When Sleeve average daily net assets exceed $100 million:
0.40% on all assets
When Sleeve average daily net assets exceed $200 million:
0.35% on all assets
When Sleeve average daily net assets exceed $500 million:
0.325% to $500 million; and
0.30% over $500 million to $1 billion
When Sleeve average daily net assets exceed $1 billion:
0.30% on all assets
William Blair Investment Management, LLC	0.30% of average daily net assets to $500 million;
0.25% of average daily net assets over $500 million to $1 billion; and
0.20% of average daily net assets over $1 billion
(international growth category)
LSV Asset Management	0.45% of average daily net assets to $150 million;
0.425% of average daily net assets over $150 million to $300 million;
0.40% of average daily net assets from $300 million to $450 million;
0.375% of average daily net assets over $450 million to $750 million; and
0.35% of average daily net assets over $750 million
(international value category)
	Pacific Investment Management Company LLC (PIMCO)	0.25% of average daily net assets (hedged international bond category)
	PIMCO	0.49% of average daily net assets (Advanced Strategies I)
	Quantitative Management Associates LLC (QMA)	0.25% of the average daily net assets attributable to the Advanced Strategies II investment strategy
	QMA	0.025% of the average daily net asset of the entire Portfolio (Fee applies only to Additional Services)
Prudential Investment Management, Inc. (PIM)/ Pramerica Investment Management Limited (PIML)	0.20% of sleeve average daily net assets to $500 million;
0.18% of sleeve average daily net assets from $500 million to $2 billion; and
0.16% of sleeve average daily net assets over $2 billion
(US fixed income category)
	PIM	0.025% of the average daily net asset of the entire Portfolio (Fee applies only to Additional Services)
	Jennison Associates LLC (Jennison)	0.025% of the average daily net asset of the entire Portfolio (Fee applies only to Additional Services)
AST High Yield Portfolio	J.P. Morgan Investment Management, Inc.	Sleeve average daily net assets up to $1 billion: 0.27% of average daily net assets When Sleeve average daily net assets exceed $1 billion: 0.25% on all assets
	PIM/PIML	0.25% of average daily net assets
AST Prudential Core Bond Portfolio	PIM/PIML	0.15% of average daily net assets to $500 million; 0.14% of average daily net assets over $500 million to $1 billion; and 0.12% of average daily net assets over $1 billion
AST Prudential Growth Allocation Portfolio	QMA	0.30% of average daily net assets to $250 million;
0.25% of average daily net assets over $250 million to $500 million;
0.22% of average daily net assets over $500 million to $750 million;
0.20% of average daily net assets over $750 million
	PIM/PIML	0.15% of average daily net assets to $500 million; 0.14% of the next $500 million; and 0.12% of average daily net assets over $1 billion (Core “extra” bond sleeve assets only)
AST Prudential Flexible Multi-Strategy Portfolio	PIM	0.20% of average daily net assets to $25 million;
0.15% on next $25 million of average daily net assets;
0.10% on next $50 million of average daily net assets; and
0.05% over $100 million of average daily net assets
(applies to TIPS assets only)
PIM/PIML	0.30% of average daily net assets to $100 million;
0.27% on next $100 million of average daily net assets;
0.22% on next $100 million of average daily net assets; and
0.20% over $300 million of average daily net assets
(applies to Global Aggregate Plus assets only)
0.45 % of average daily net assets (applies to Global Absolute Return assets only)
	QMA	0.45% of average daily net assets to $250 million; and 0.40% over $250 million of average daily net assets (applies to 130/30 assets only)
0.30% of average daily net assets to $50 million; and 0.25% over $50 million of average daily net assets (applies to Market Participation Strategy assets only)
0.35% of average daily net assets (applies to EAFE All Cap assets only)
1.00% of average daily net assets (applies to Market Neutral sleeve assets only)
0.15% of average daily net assets (applies to Overall Asset Allocation and Overlay Strategies assets only)
	Jennison	0.55% of average daily net assets to $100 million; and 0.50% over $100 million of average daily net assets (applies to Natural Resources assets only)
0.60% of average daily net assets to $300 million; and 0.50% over $300 million of average daily net assets (applies to MLP assets only)

*The assets managed by PIM in the AST Prudential Growth Allocation Portfolio will be aggregated with the assets managed by PIM in the AST Prudential Core Bond Portfolio for purposes of calculating the subadvisory fee payable to PIM for these portfolios.

IV.	The table in Part I of the SAI entitled “Subadvisory Fees Paid by PI” is hereby revised by adding a footnote (****) to the reference to PIM for the AST Advanced Strategies Portfolio, AST High Yield Portfolio, AST Prudential Core Bond Portfolio, AST Prudential Flexible Multi-Strategy Portfolio and AST Prudential Growth Allocation Portfolio, and adding the following footnote language directly below the chart showing subadvisory fees paid by PI for the Portfolios:

****Pramerica Investment Management Limited (PIML) serves as a sub-subadviser pursuant to a sub-subadvisory agreement with Prudential Investment Management, Inc. (PIM). PIML, an indirect, wholly-owned subsidiary of PIM, provides investment advisory services with respect to securities in certain foreign markets. The fee for PIML’s services is paid by PIM, not the Portfolio or the Manager.”

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP7